Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Schedule of disclosure of expected impact of initial application of new standards
Select consolidated statements of operations line items which reflect the adoption of IFRS 15 are as follows:

	Year ended June 30, 2018
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands, except per share data)
Revenues:
Subscription	$403,214	$7,480	$410,694
Maintenance	325,898	613	326,511
Perpetual license	85,481	(2,310)	83,171
Other	59,357	1,245	60,602
Total revenues	873,950	7,028	880,978
Total operating expenses	755,008	(675)	754,333
Income tax expense	(53,507)	(1,794)	(55,301)
Net loss	$(119,341)	$5,909	$(113,432)
Basic loss per share	$(0.52)	$0.03	$(0.49)
Diluted loss per share	$(0.52)	$0.03	$(0.49)

	Year ended June 30, 2017
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands, except per share data)
Revenues:
Subscription	$242,128	$7,695	$249,823
Maintenance	265,521	(1,068)	264,453
Perpetual license	74,565	(507)	74,058
Other	37,722	628	38,350
Total revenues	619,936	6,748	626,684
Total operating expenses	563,861	(504)	563,357
Income tax benefit	17,148	(2,197)	14,951
Net loss	$(42,504)	$5,055	$(37,449)
Basic loss per share	$(0.19)	$0.02	$(0.17)
Diluted loss per share	$(0.19)	$0.02	$(0.17)

Select condensed consolidated statements of financial position line items reflecting the adoption of IFRS 15 are as follows:

	As of June 30, 2018
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Current assets:
Prepaid expenses and other current assets	$28,159	$1,576	$29,735
Non-current assets:
Deferred tax assets	64,662	(5,442)	59,220
Other non-current assets	12,286	1,180	13,466
Current liabilities:
Deferred revenue	340,834	(16,440)	324,394
Non-current liabilities:
Deferred tax liabilities	12,051	109	12,160
Deferred revenue	19,386	(909)	18,477
Equity
Accumulated deficit	(142,570)	14,554	(128,016)

	As of June 30, 2017
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Current assets:
Prepaid expenses and other current assets	$23,317	$822	$24,139
Non-current assets:
Deferred tax assets	188,239	(3,341)	184,898
Other non-current assets	9,269	778	10,047
Current liabilities:
Deferred revenue	245,306	(10,541)	234,765
Non-current liabilities:
Deferred tax liabilities	43,950	416	44,366
Deferred revenue	10,691	(261)	10,430
Equity
Accumulated deficit	$(23,229)	$8,645	$(14,584)

Schedule of detailed information about property, plant and equipment
The estimated useful lives for each asset class are as follows:

Equipment	3 - 5 years
Computer hardware and computer-related software	3 - 5 years
Furniture and fittings	5 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Total
	(U.S. $ in thousands)
As of June 30, 2018
Opening cost balance	$3,895	$53,448	$7,083	$33,840	$98,266
Additions	1,651	247	4,023	28,279	34,200
Disposals	(320)	(44,545)	(83)	(668)	(45,616)
Effect of change in exchange rates	(2)	(3)	8	5	8
Closing cost balance	5,224	9,147	11,031	61,456	86,858

Opening accumulated depreciation	(2,121)	(38,336)	(2,449)	(14,187)	(57,093)
Depreciation expense	(1,214)	(11,543)	(1,485)	(7,915)	(22,157)
Effect of change in exchange rates	(1)	1	(4)	21	17
Disposals	272	43,048	43	668	44,031
Closing accumulated depreciation	(3,064)	(6,830)	(3,895)	(21,413)	(35,202)
Net book amount	$2,160	$2,317	$7,136	$40,043	$51,656

As of June 30, 2019
Opening cost balance	$5,224	$9,147	$11,031	$61,456	$86,858
Additions	3,460	1,911	4,268	33,838	43,477
Disposals	(829)	(514)	(689)	(5,339)	(7,371)
Effect of change in exchange rates	2	4	(4)	83	85
Closing cost balance	7,857	10,548	14,606	90,038	123,049

Opening accumulated depreciation	(3,064)	(6,830)	(3,895)	(21,413)	(35,202)
Depreciation expense	(1,336)	(1,476)	(2,031)	(8,604)	(13,447)
Disposals	741	498	493	5,339	7,071
Effect of change in exchange rates	1	—	5	(18)	(12)
Closing accumulated depreciation	(3,658)	(7,808)	(5,428)	(24,696)	(41,590)
Net book amount	$4,199	$2,740	$9,178	$65,342	$81,459

Schedule of detailed information about intangible assets
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	2 - 12 years
Customer relationships	2 - 10 years
Acquired developed technology	2 - 10 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2018
Opening cost balance	$21,745	$136,960	$58,684	$217,389
Effect of change in exchange rates	—	90	—	90
Closing cost balance	21,745	137,050	58,684	217,479

Opening accumulated amortization	(3,042)	(80,759)	(12,799)	(96,600)
Amortization charge	(6,990)	(21,188)	(29,100)	(57,278)
Effect of change in exchange rates	—	(24)	—	(24)
Closing accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Net book amount	$11,713	$35,079	$16,785	$63,577

As of June 30, 2019
Opening cost balance	$21,745	$137,050	$58,684	$217,479
Additions	5,550	72,589	67,168	145,307
Disposals	—	(12,443)	—	(12,443)
Effect of change in exchange rates	—	(103)	—	(103)
Closing cost amount	27,295	197,093	125,852	350,240

Opening accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Amortization charge	(7,796)	(27,990)	(21,015)	(56,801)
Disposals	—	11,365	—	11,365
Effect of change in exchange rates	—	73	—	73
Closing accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Net book amount	$9,467	$78,570	$62,938	$150,975